Segment information (Tables)	12 Months Ended
Jun. 30, 2012
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Little New Star			Wentai			Yuanbo			Corporate			Consolidated
	For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net revenue - external	39,897,671	41,590,668	48,027,719	-	51,884,191	80,684,016	-	-	34,310,586	-	-	-	39,897,671	93,474,859	163,022,321
Cost of revenue	(18,493,517)	(16,866,904)	(19,139,829)	-	(26,458,614)	(45,158,120)	-	-	(22,079,439)	-	-	-	(18,493,517)	(43,325,518)	(86,377,388)

Gross profits	21,404,154	24,723,764	28,887,890	-	25,425,577	35,525,896	-	-	12,231,147	-	-	-	21,404,154	50,149,341	76,644,933
Other operating expenses	(12,549,389)	(15,049,188)	(20,578,190)	-	(15,073,206)	(25,673,256)	-	-	(7,700,376)	(37,473,806)	(46,598,026)	(83,979,544)	(50,023,195)	(76,720,420)	(137,931,366)
Non-operating expenses	34,289	(5,862,932)	466,067	-	2,553,039	5,478,323	-	-	2,847,473	17,885,982	10,622,899	15,246,374	17,920,271	7,313,006	24,038,237
Income tax expenses	(164,400)	(1,519,494)	(1,933,520)	-	(4,699,964)	(4,744,925)	-	-	(2,225,145)	-	-	(1,526,812)	(164,400)	(6,219,458)	(10,430,402)

Net income (loss) from continuing operations	8,724,654	2,292,150	6,842,247	-	8,205,446	10,586,038	-	-	5,153,099	(19,587,824)	(35,975,127)	(70,259,982)	(10,863,170)	(25,477,531)	(47,678,598)

Acquisition of property, plant and equipment	(2,106,918)	(4,813,177)	(3,308,698)	-	(7,814,626)	(13,235,170)	-	-	(7,440,136)	(11,574,791)	(10,463,955)	(3,155,739)	(13,681,709)	(23,091,758)	(27,139,743)
Acquisition of intangible assets	(2,700,000)	-	-	-	-	-	-	-	-	(1,425,773)	(1,545,725)	-	(4,125,773)	(1,545,725)	-
Acquisition of available-for-sale investment	-	-	-	-	-	-	-	-	-	(20,480,700)	-	-	(20,480,700)	-	-
Amortization of intangible assets	1,369,709	1,500,292	1,480,000	-	1,980,764	2,160,835	-	-	1,063,012	2,513,727	1,578,490	-	3,883,436	5,059,546	4,703,847
Depreciation of property, plant and equipment	1,218,480	1,599,769	2,360,147	-	4,415,819	8,733,918	-	-	3,462,667	6,728,078	8,260,826	8,665,658	7,946,558	14,276,414	23,222,390
Allowance for doubtful debts	-	-	53,000	-	-	-	-	-	-	-	-	530,753	-	-	583,753
Loss on disposal of property, plant and equipment	-	-	55,956	-	-	-	-	-	-	-	-	4,439	-	-	60,395
Impairment loss on intangible assets	-	-	3,000,000	-	-	-	-	-	-	-	942,678	-	-	942,678	3,000,000

Segment assets	80,584,593	88,820,441	74,168,991	-	178,855,208	180,687,091	-	-	121,087,317	731,268,850	619,836,322	501,044,319	811,853,443	887,511,971	876,987,718

Segment liabilities	19,872,084	22,871,555	22,997,214	-	31,421,494	41,214,161	-	-	10,831,078	39,345,869	19,076,371	17,242,672	59,217,953	73,369,420	92,285,125

Schedule Of Revenue [Table Text Block]
Revenue from these product groups or services lines are as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Discontinued operations
Electronic learning devices	640,390,206	204,712,282	-	-
Software	-	6,820,572	-	-

	640,390,206	211,532,854	-	-

Continuing operations
Supplemental English Training	36,068,515	33,134,682	35,922,056	5,654,345
Kindergartens	3,829,156	25,957,961	82,139,664	12,929,272
Primary and Secondary Schools	-	34,382,216	44,960,601	7,077,066

	39,897,671	93,474,859	163,022,321	25,660,683

	680,287,877	305,007,713	163,022,321	25,660,683